General Company Information (Details)	Jan. 22, 2024 $ / shares
General Company Information
Number of ordinary shares per ADS	10
Nominal Value Per ADS Ratio	$ 1
IPO | American Depositary Shares [Member]
General Company Information
Number of ordinary shares per ADS	1